Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Teekay Offshore Partners L.P.
Entity Central Index Key	0001382298
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31

Consolidated Statements of (Loss) Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of (Loss) Income [Abstract]
REVENUES (note 8b)	$ 251,151	$ 234,145	$ 495,749	$ 467,916
OPERATING EXPENSES
Voyage expenses	37,800	32,572	74,281	58,037
Vessel operating expenses (note 8b, 9)	70,080	75,197	141,087	150,327
Time-charter hire expense	12,969	18,182	26,586	38,452
Depreciation and amortization	50,003	46,163	99,614	91,733
General and administrative (note 8b, 9)	18,689	18,157	38,825	36,887
Loss on sale and write-down of vessel (note 13)	3,269	8,194	3,269	9,265
Restructuring charge (note 6)				3,924
Total operating expenses	192,810	198,465	383,662	388,625
Income from vessel operations	58,341	35,680	112,087	79,291
OTHER ITEMS
Interest expense (note 5, 8b)	(12,506)	(8,890)	(25,282)	(17,359)
Interest income	138	150	350	279
Realized and unrealized losses on non-designated derivative instruments (note 9)	(60,317)	(38,720)	(44,078)	(27,880)
Foreign currency exchange gain (loss) (note 9)	888	367	(1,870)	(432)
Other (loss) income- net (note 7)	(119)	1,159	1,306	2,469
Total other items	(71,916)	(45,934)	(69,574)	(42,923)
(Loss) income before income tax recovery (expense)	(13,575)	(10,254)	42,513	36,368
Income tax recovery (expense) (note 10)	1,946	(3,037)	461	(5,690)
Net (loss) income	(11,629)	(13,291)	42,974	30,678
Non-controlling interest in net (loss) income	499	(1,937)	2,468	18,656
General Partner's interest in net (loss) income	1,807	1,331	4,863	3,338
Limited partners' interest: (note 12)
Net (loss) income	(13,935)	(12,685)	35,643	8,684
Net (loss) income per common unit (basic and diluted)	$ (0.2)	$ (0.2)	$ 0.5	$ 0.14
Weighted - average number of units outstanding:
- Common units (basic and diluted) (note 12)	70,626,554	62,800,314	70,626,554	60,000,819
Cash distributions declared per unit	$ 0.5125	$ 0.5	$ 1.0125	$ 1
Related Party Transactions (note 8)

Consolidated Statements of Comprehensive (Loss) Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
Net (loss) income	$ (11,629)	$ (13,291)	$ 42,974	$ 30,678
Other comprehensive (loss) income:
Unrealized net (loss) gain on qualifying cash flow hedging instruments (note 9)	(653)	1,029	336	3,012
Realized net gain on qualifying cash flow hedging instruments (note 9)	(86)	(746)	(266)	(1,511)
Other comprehensive (loss) income	(739)	283	70	1,501
Comprehensive (loss) income	(12,368)	(13,008)	43,044	32,179
Non-controlling interest in comprehensive (loss) income	499	(1,937)	2,468	19,101
Partners' interest in comprehensive (loss) income	$ (12,867)	$ (11,071)	$ 40,576	$ 13,078

Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 179,462	$ 179,934
Accounts receivable, including non-trade of $7,714 (December 31, 2011 - $7,714)	93,158	83,129
Vessels held for sale (note 3a)	14,930	19,000
Net investments in direct financing leases - current	10,915	17,096
Prepaid expenses	41,653	36,963
Due from affiliates (note 8c)	7,820	6,138
Current portion of derivative instruments (note 9)	3,209	4,318
Other current assets	487	1,181
Total current assets	351,634	347,759
Vessels and equipment
At cost, less accumulated depreciation of $1,304,580 (December 31, 2011 - $1,269,219)	2,446,287	2,539,949
Advances on newbuilding contracts	69,163	45,637
Net investments in direct financing leases	30,262	33,210
Derivative instruments (note 9)	1,248	877
Other assets	30,365	28,540
Intangible assets - net	18,585	21,644
Goodwill - shuttle tanker segment	127,113	127,113
Total assets	3,074,657	3,144,729
Current
Accounts payable	19,185	16,732
Accrued liabilities (note 9)	72,421	82,488
Due to affiliates (note 8c)	40,334	39,678
Current portion of long-term debt (note 5)	261,272	229,365
Current portion of derivative instruments (note 9)	49,367	46,396
Current portion of in-process revenue contracts	12,744	13,550
Total current liabilities	455,323	428,209
Long-term debt (note 5)	1,734,169	1,799,711
Derivative instruments (note 9)	260,721	244,998
In-process revenue contracts	107,718	113,202
Other long-term liabilities, including an amount due to parent of $5.5 million (December 31, 2011 - $5.2 million)	32,195	35,569
Total liabilities	2,590,126	2,621,689
Commitments and contingencies (note 5, 9, 11)
Redeemable non-controlling interest (note 11b)	36,356	38,307
Equity
Non-controlling interest	40,384	40,622
Partners' equity	408,275	444,665
Accumulated other comprehensive loss	(484)	(554)
Total equity	448,175	484,733
Total liabilities and total equity	$ 3,074,657	$ 3,144,729

Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable non-trade	$ 7,714,000	$ 7,714,000
At cost, less accumulated depreciation	1,304,580,000	1,269,219,000
Other long-term liabilities amount due to parent	$ 5,500,000	$ 5,200,000

Consolidated Statement of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 42,974	$ 30,678
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 9)	19,499	(7,264)
Depreciation and amortization	99,614	91,733
Loss on sale and write down of vessel	3,269	9,265
Deferred income tax expense (note 10)	91	3,849
Foreign currency exchange (gain) loss and other	(7,543)	10,250
Change in non-cash working capital items related to operating activities	(23,056)	25,655
Expenditures for dry docking	(8,619)	(11,660)
Net operating cash flow	126,229	152,506
FINANCING ACTIVITIES
Proceeds from drawdown of long-term debt	265,053	311,472
Scheduled repayments of long-term debt (note 5)	(95,032)	(69,429)
Prepayments of long-term debt	(203,273)	(50,360)
Debt issuance costs	(4,362)
Advance from joint venture partner		14,500
Contribution by Teekay Corporation relating to acquisition of Rio das Ostras		2,000
Purchase of 49% interest in Teekay Offshore Operating L.P. (note 8a)		(160,000)
Equity contribution from joint venture partner	1,000	2,250
Cash distributions paid by the Partnership	(76,779)	(61,335)
Cash distributions paid by subsidiaries to non-controlling interests	(5,657)	(19,642)
Other	(117)	(91)
Net financing cash flow	(119,167)	(30,635)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(26,148)	(145,611)
Direct financing lease payments received	9,129	10,477
Proceeds from sale of vessels and equipment	9,485	5,054
Investment in direct financing lease assets		370
Net investing cash flow	(7,534)	(129,710)
Decrease in cash and cash equivalents	(472)	(7,839)
Cash and cash equivalents, beginning of the period	179,934	166,483
Cash and cash equivalents, end of the period	$ 179,462	$ 158,644

Consolidated Statement of Cash Flows (Unaudited) (Parenthetical)	Mar. 08, 2011
Consolidated Statement of Cash Flows [Abstract]
Percentage of shares acquired in entity under common control	49.00%

Consolidated Statement of Changes in Total Equity (Unaudited) (USD $) In Thousands	Total	Common Units	General Partner	Accumulated Other Comprehensive Income (Loss) (Note 9)	Non-controlling Interest	Redeemable Non-controlling Interest
Beginning balance at Dec. 31, 2011	$ 484,733	$ 429,536	$ 15,129	$ (554)	$ 40,622	$ 38,307
Beginning balance, units at Dec. 31, 2011		70,627
Net income	42,974	35,643	4,863		2,468
Reclassification of redeemable non-controlling interest in net income	(221)				(221)	221
Other comprehensive income	70			70
Cash distributions	(80,264)	(71,509)	(5,270)		(3,485)	(2,172)
Contributions of capital from joint venture partner	1,000				1,000
Other	(117)	(117)
Ending balance at Jun. 30, 2012	$ 448,175	$ 393,553	$ 14,722	$ (484)	$ 40,384	$ 36,356
Ending balance, units at Jun. 30, 2012		70,627

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation
1.	Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries and variable interest entities for which Teekay Offshore Partners L.P. or its subsidiaries are the primary beneficiaries (see note 11) (collectively, the Partnership). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and therefore, these interim financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2011, which are included in the Partnership’s Annual Report on Form 20-F. In the opinion of management of our general partner, Teekay Offshore GP L.L.C. (or the General Partner), these interim unaudited consolidated financial statements reflect all adjustments, of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Historically, the utilization of shuttle tankers in the North Sea is higher in the winter months and lower in the summer months, as generally there is higher maintenance in the oil fields during the summer months, which leads to lower oil production, and thus, lower shuttle tanker utilization during that period. Significant intercompany balances and transactions have been eliminated upon consolidation.

Adoption of New Accounting Policies	6 Months Ended
Jun. 30, 2012
Adoption of New Accounting Policies [Abstract]
Adoption of New Accounting Policies
2.	Adoption of New Accounting Policies

In January 2012, the Partnership adopted an amendment to Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this standard did not have an impact on the Partnership’s consolidated financial statements other than the disclosures as presented in note 3 – Financial Instruments.

Financial Instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments [Abstract]
Financial Instruments
3.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2011. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2012		December 31, 2011
		Carrying	Fair	Carrying	Fair
	Fair Value	Amount	Value	Amount	Value
	Hierarchy	Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level	$	$	$	$
Recurring:
Cash and cash equivalents	Level 1	179,462	179,462	179,934	179,934
Contingent consideration	Level 3	(10,690)	(10,690)	(10,894)	(10,894)
Derivative instruments (note 9)
Interest rate swap agreements	Level 2	(313,733)	(313,733)	(297,979)	(297,979)
Cross currency swap agreement	Level 2	(201)	(201)	2,677	2,677
Foreign currency forward contracts	Level 2	(534)	(534)	(1,078)	(1,078)

Non-Recurring:
Vessels held for sale	Level 2	6,930	6,930	19,000	19,000
Vessels and equipment	Level 2	—	—	42,848	42,848

Other:
Long-term debt (note 5)	Level 2	(1,995,441)	(1,873,427)	(2,029,076)	(1,901,079)

Changes in fair value during the three and six months ended June 30, 2012 and 2011, for the Partnership’s contingent consideration liability, relating to the acquisition of the Scott Spirit, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
	$	$	$	$
Fair value at beginning of period	(10,348)	—	(10,894)	—
Unrealized gains (loss) included in Other income—net	(342)	—	204	—

Fair value at end of period	(10,690)	—	(10,690)	—

The estimated fair value of the Partnership’s contingent consideration liability is based in part upon the Partnership’s projection of incremental revenue secured during the period from September 1, 2011 to October 1, 2013, primarily the number of new ship days, the daily rate for those new ship days, pursuant to new contracts, and the change in rate on existing ship days. The estimated fair value of the consideration liability as of June 30, 2012 is based upon new ship days of 566 days (787 days – December 31, 2011) at an average daily hire rate of $57,820 ($53,043 – December 31, 2011) and an increase in the daily rate of $15,000 for 497 existing ship days. In developing and evaluating these estimates, the Partnership has used actual number of new ship days and corresponding daily hire rate for the period subsequent to September 30, 2011, but prior to the date of valuation, forecasts for future periods and probabilities of such results, as well as the minimum (zero) and maximum ($12.0 million) payout amount as provided for in the contingent consideration formula. A different number of days, average daily hire rates, and probability of achieving these days and average daily hire rate, would result in a higher or lower fair value liability.

b)	Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2012 $	December 31, 2011 $
Direct financing leases	Payment activity	Performing	41,177	50,306

Segment Reporting	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting
4.	Segment Reporting

The following tables include results for the Partnership’s segments for the periods presented in these consolidated financial statements:

	Shuttle Tanker Segment		Conventional Tanker Segment		FSO Segment		FPSO Segment		Total
	Three Months Ended June 30,
	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $
Revenues	143,747	139,183	36,306	37,454	14,781	14,947	56,317	42,561	251,151	234,145
Voyage expenses	32,150	25,712	5,650	6,539	—	321	—	—	37,800	32,572
Vessel operating expenses	33,341	42,109	4,366	6,012	6,519	7,411	25,854	19,665	70,080	75,197
Time-charter hire expense	12,969	18,182	—	—	—	—	—	—	12,969	18,182
Depreciation and amortization	31,944	28,704	3,331	5,557	2,001	2,991	12,727	8,911	50,003	46,163
General and administrative (1)	11,709	13,197	1,098	758	919	1,242	4,963	2,960	18,689	18,157
Loss on sale and write-down of vessels	1,048	—	2,221	8,194	—	—	—	—	3,269	8,194

Income from vessel operations	20,586	11,279	19,640	10,394	5,342	2,982	12,773	11,025	58,341	35,680

	Shuttle Tanker Segment		Conventional Tanker Segment		FSO Segment		FPSO Segment		Total
	Six Months Ended June 30,
	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $
Revenues	288,674	277,415	63,193	73,217	29,806	32,438	114,076	84,846	495,749	467,916
Voyage expenses	59,305	44,740	14,636	12,685	340	612	—	—	74,281	58,037
Vessel operating expenses	69,966	82,894	9,815	11,837	13,386	16,559	47,920	39,037	141,087	150,327
Time-charter hire expense	26,586	38,452	—	—	—	—	—	—	26,586	38,452
Depreciation and amortization	63,315	56,136	6,587	11,602	4,259	6,172	25,453	17,823	99,614	91,733
General and administrative (1)	23,512	25,679	3,310	2,507	1,892	2,305	10,111	6,396	38,825	36,887
Loss on sale and write-down of vessels	1,048	—	2,221	9,094	—	171	—	—	3,269	9,265
Restructuring charge	—	1,227	—	—	—	2,697	—	—	—	3,924

Income from vessel operations	44,942	28,287	26,624	25,492	9,929	3,922	30,592	21,590	112,087	79,291

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2012	December 31, 2011
	$	$
Shuttle tanker segment	1,788,296	1,805,639
Conventional tanker segment	203,956	223,388
FSO segment	91,192	101,422
FPSO segment	773,601	786,391
Unallocated:
Cash and cash equivalents	179,462	179,934
Other assets	38,150	47,955

Consolidated total assets	3,074,657	3,144,729

Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt
5.	Long-Term Debt

	June 30, 2012	December 31, 2011
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	1,015,453	1,246,360
Norwegian Kroner Bonds due in 2013 and 2017	201,386	100,417
U.S. Dollar-denominated Term Loans due through 2018	226,462	238,867
U.S. Dollar-denominated Term Loans due through 2023	552,140	443,432

Total	1,995,441	2,029,076
Less current portion	261,272	229,365

Long-term portion	1,734,169	1,799,711

As at June 30, 2012, the Partnership had eight long-term revolving credit facilities, which, as at such date, provided for borrowings of up to $1,163.4 million, of which $148.0 million was undrawn. The total amount available under the revolving credit facilities reduces by $93.0 million (remainder of 2012), $323.0 million (2013), $659.4 million (2014), $17.5 million (2015), $26.0 million (2016) and $59.3 million (thereafter). Five of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt. The Partnership also has a revolving credit facility of which Teekay Corporation guarantees $65.0 million of the final repayment. During July 2012, Teekay Corporation was released of this guarantee. In addition to the Partnership covenants described above, Teekay Corporation is also required to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The remaining two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The revolving credit facilities are collateralized by first-priority mortgages granted on 33 of the Partnership’s vessels, together with other related security.

The Partnership has NOK 600 million in senior unsecured bonds that mature in November 2013 in the Norwegian bond market. As at June 30, 2012, the carrying amount of the bonds was $100.7 million. The bonds are listed on the Oslo Stock Exchange. Interest payments on the bonds are based on NIBOR plus a margin of 4.75%. The Partnership entered into a cross currency swap to swap the interest payments from NIBOR plus a margin of 4.75% into LIBOR plus a margin of 5.04%, and lock in the transfer of the principal amount at $98.5 million upon maturity in exchange for NOK 600 million. The Partnership also entered into an interest rate swap to swap the interest payments from LIBOR to a fixed rate of 1.12%. The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38% (see note 9).

On January 18, 2012, the Partnership issued NOK 600 million of senior unsecured bonds that mature in January 2017 in the Norwegian bond market. As at June 30, 2012, the carrying amount of the bonds was $100.7 million. The Partnership is in the process of applying to list the bonds on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. The Partnership entered into a cross currency rate swap, to swap all interest and principal payments into USD, with the interest payments fixed at a rate of 7.49%, and the transfer of the principal amount fixed at $101.4 million upon maturity in exchange for NOK 600 million (see note 9).

As at June 30, 2012, six of the Partnership’s 50% owned subsidiaries each had an outstanding term loan, which in the aggregate totaled $226.5 million. The term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2018. These term loans are collateralized by first-priority mortgages on the six vessels to which the loans relate, together with other related security. As at June 30, 2012, the Partnership had guaranteed $70.7 million of these term loans, which represents its 50% share of the outstanding vessel mortgage debt of five of these 50% owned subsidiaries. The other owner and Teekay Corporation have guaranteed $113.2 million and $42.6 million, respectively, of the aggregate term loans.

As at June 30, 2012, the Partnership had term loans outstanding for the shuttle tankers the Amundsen Spirit, the Nansen Spirit, the Peary Spirit, the Scott Spirit, the Rio das Ostras FPSO unit and the Piranema Spirit FPSO unit, which in aggregate totaled $552.1 million. For the Amundsen Spirit and the Nansen Spirit term loans, one tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with final $29.1 million bullet payments due 2022 and 2023, respectively. The Rio das Ostras, the Peary Spirit, the Scott Spirit and the Piranema Spirit term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2023 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at June 30, 2012, the Partnership had guaranteed $96.8 million of these term loans and Teekay Corporation had guaranteed $455.3 million.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus a margin. At June 30, 2012 and December 31, 2011, the margins ranged between 0.30% and 3.25%. The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at June 30, 2012 was 2.1% (December 31, 2011—1.7%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 9).

The aggregate annual long-term debt principal repayments required to be made subsequent to June 30, 2012 are $114.5 million (remainder of 2012), $373.2 million (2013), $818.8 million (2014), $85.1 million (2015), $80.9 million (2016), and $522.9 million (thereafter).

As at June 30, 2012, the Partnership and Teekay Corporation were in compliance with all covenants related to the credit facilities and long-term debt.

Restructuring Charge	6 Months Ended
Jun. 30, 2012
Restructuring Charge [Abstract]
Restructuring Charge
6.	Restructuring Charge

During the three months ended March 31, 2011, the Partnership sold the FSO unit, Karratha Spirit, and the time-charter contract for the Basker Spirit shuttle tanker was terminated. The Partnership recorded restructuring charges relating to the termination of employment of certain seafarers of the two vessels of approximately $3.9 million during the six months ended June 30, 2011. At June 30, 2012, and December 31, 2011, no restructuring liabilities were recorded in accrued liabilities.

Other Income - Net	6 Months Ended
Jun. 30, 2012
Other (loss) Income-net [Abstract]
Other Loss (Income) - Net
7.	Other (Loss) Income – Net

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Volatile organic compound emissions plant lease income	315	821	774	1,782
Miscellaneous	(434)	338	532	687

Other (loss) income – net	(119)	1,159	1,306	2,469

Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2012
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances
8.	Related Party Transactions and Balances

a)	On March 8, 2011, the Partnership acquired Teekay Corporation’s 49% interest in Teekay Offshore Operating L.P. (or OPCO) for a combination of $175 million in cash (less $15 million in distributions made by OPCO to Teekay Corporation between December 31, 2010 and the date of acquisition) and the issuance of 7.6 million of the Partnership’s common units to Teekay Corporation and a 2% proportionate interest to the General Partner in a private placement. The acquisition increased the Partnership’s ownership of OPCO to 100%. The excess of the proceeds paid by the Partnership over Teekay Corporation’s historical book value of $128.0 million for the 49% interest in OPCO was accounted for as an equity distribution to Teekay Corporation of $258.3 million.

b)	During the three and six months ended June 30, 2012, six conventional tankers, two shuttle tankers and two FSO units of the Partnership were employed on long-term, time-charter-out contracts with subsidiaries of Teekay Corporation, and two conventional tankers of the Partnership were employed on long-term, time-charter-out contracts with a joint venture in which Teekay Corporation has a 50% interest. During the three months ended June 30, 2012, the Partnership sold one of its conventional vessels which was employed on a long-term, time-charter-out contract to a subsidiary of Teekay Corporation. The Partnership received an early termination fee from Teekay Corporation of $14.7 million which is recorded in revenue. Teekay Corporation and its wholly owned subsidiaries provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative services needs. In addition, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary or appropriate for the conduct of the Partnership’s business. Revenues (expenses) from such related party transactions were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Revenues (1)	42,982	45,813	73,352	88,101
Vessel operating expenses (2)	(1,240)	(1,626)	(2,977)	(2,882)
General and administrative (3)(4)(5)	(14,318)	(15,456)	(30,513)	(30,144)
Interest expense (6)	(112)	—	(166)	—

(1)	Revenue from long-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fee described above for the three and six months ended June 30, 2012.
(2)	Crew training fees charged by Teekay Corporation.
(3)	Commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation.
(4)	Amounts include $0.1 million and $0.3 million during the three months ended June 30, 2012 and June 30, 2011, respectively, and $0.4 million and $0.5 million during the six months ended June 30, 2012 and June 30, 2011, respectively, of reimbursements of costs incurred by the General Partner.
(5)	Amounts are net of $1.4 million and $1.1 million during the three months ended June 30, 2012 and June 30, 2011, respectively, and $2.3 million and $2.1 million during the six months ended June 30, 2012 and June 30, 2011, respectively, of management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.
(6)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation.

c)	At June 30, 2012, due from affiliates totaled $7.8 million (December 31, 2011—$6.1 million) and due to affiliates totaled $40.3 million (December 31, 2011—$39.7 million). Due to and from affiliates are non-interest bearing and unsecured obligations, and are expected to be settled within the next fiscal year in the normal course of operations.

Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities
9.	Derivative Instruments and Hedging Activities

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. Certain foreign currency forward contracts are designated, for accounting purposes, as cash flow hedges of forecasted foreign currency expenditures.

As at June 30, 2012, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount	Fair Value /Carrying
	in Foreign	Amount of Asset/(Liability)		Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)		Forward	2012	2013
	(thousands)	Hedge	Non-hedge	Rate (1)	(in thousands of U.S. Dollars)
Norwegian Kroner	499,000	(209)	(271)	5.96	50,908	32,848
British Pound	5,290	—	59	0.64	5,925	2,322
Euro	3,025	—	(113)	0.77	1,571	2,382

		(209)	(325)		58,404	37,552

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership enters into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in Norwegian Kroner (or NOK) on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in Norwegian Kroner based on NIBOR plus a margin for a payment of US Dollar fixed interest or US Dollar floating interest based on LIBOR plus a margin. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s Norwegian Kroner Bonds due in 2013 and 2017. In addition, the cross currency swap due in 2017 economically hedges the interest rate exposure on the Norwegian Kroner Bonds due in 2017. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner Bonds due in 2013 and 2017. As at June 30, 2012, the Partnership was committed to the following cross currency swaps:

								Fair Value /
								Carrying	Weighted-
Principal	Principal	Floating Rate Receivable		Floating Rate Payable				Amount of	Average
Amount	Amount	Reference		Reference			Fixed Rate	Asset	Remaining
NOK	USD	Rate	Margin	Rate		Margin	Payable	(Liability)	Term (years)
600,000	98,500	NIBOR	4.75%	LIBOR	(1)	5.04%		2,775	1.3
600,000	101,400	NIBOR	5.75%				7.49%	(2,976)	4.5

								(201)

(1)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

As at June 30, 2012, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%)(1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	900,000	(236,553)	12.0	4.7
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	529,704	(76,298)	7.3	4.0
U.S. Dollar-denominated interest rate swap (2)(4)	LIBOR	98,500	(882)	1.4	1.1

		1,528,204	(313,733)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2012, ranged between 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)	The LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38%.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	Receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2012
Foreign currency contracts – cash flow hedges	—	309	—	—	(518)	—
Foreign currency contracts – not designated as hedges	—	1,085	—	—	(1,369)	(41)
Cross currency swap—not designated as hedges	244	1,815	1,248	—	—	(3,508)
Interest rate swaps – not designated as hedges	—	—	—	(9,081)	(47,480)	(257,172)

	244	3,209	1,248	(9,081)	(49,367)	(260,721)

As at December 31, 2011
Foreign currency contracts – cash flow hedges	—	549	—	—	(448)	(145)
Foreign currency contracts – not designated as hedges	—	2,192	2	—	(2,532)	(696)
Cross currency swap—not designated as hedges	225	1,577	875	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(10,406)	(43,416)	(244,157)

	225	4,318	877	(10,406)	(46,396)	(244,998)

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive loss, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Three Months Ended June 30, 2012				Three Months Ended June 30, 2011
Balance Sheet				Balance Sheet
(AOCI)	Statement of Loss			(AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
(653)	—	—	Vessel operating expenses	1,029	174	(83)	Vessel operating expenses
	86	(254)	General and administrative expenses		572	69	General and administrative expenses

(653)	86	(254)		1,029	746	(14)

Six Months Ended June 30, 2012				Six Months Ended June 30, 2011
Balance Sheet				Balance Sheet
(AOCI)	Statement of Income			(AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
336	—	—	Vessel operating expenses	3,012	781	(267)	Vessel operating expenses
	266	(234)	General and administrative expenses		730	199	General and administrative expenses

336	266	(234)		3,012	1,511	(68)

As at June 30, 2012, the Partnership’s accumulated other comprehensive income consisted of unrealized gains on foreign currency forward contracts designated as cash flow hedges. As at June 30, 2012, the Partnership estimated, based on the current foreign exchange rates, that it would reclassify approximately $0.5 million of net losses on foreign currency forward contracts from accumulated other comprehensive income to earnings during the next 12 months.

Realized and unrealized (losses) gains of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (loss) gain on non-designated derivative instruments in the consolidated statements of (loss) income. The effect of the gain (loss) on derivatives not designated as hedging instruments on the consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(14,338)	(13,769)	(29,345)	(27,471)
Foreign currency forward contracts	437	1,204	1,635	1,622

	(13,901)	(12,565)	(27,710)	(25,849)

Unrealized (losses) gains relating to:
Interest rate swaps	(41,842)	(26,969)	(17,079)	(6,204)
Foreign currency forward contracts	(4,574)	814	711	4,173

	(46,416)	(26,155)	(16,368)	(2,031)

Total realized and unrealized losses on non-designated derivative instruments	(60,317)	(38,720)	(44,078)	(27,880)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of (loss) income. The effect of the gain (loss) on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Realized gains	696	777	1,690	1,444
Unrealized (losses) gains	(10,776)	3,135	(2,897)	9,363

Total realized and unrealized (losses) gains on cross currency swaps	(10,080)	3,912	(1,207)	10,807

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Income Tax	6 Months Ended
Jun. 30, 2012
Income Tax [Abstract]
Income Tax
10.	Income Tax

The components of the provision for income tax are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Current	1,914	(357)	552	(1,841)
Deferred	32	(2,680)	(91)	(3,849)

Income tax recovery (expense)	1,946	(3,037)	461	(5,690)

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

a)	The Partnership consolidates certain variable interest entities (or VIEs). In general, a variable interest entity is a corporation, partnership, limited-liability company, trust or any other legal structure used to conduct activities or hold assets that (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. A party that is a variable interest holder is required to consolidate a VIE if it has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Partnership consolidated Peary Spirit LLC, which owns the newbuilding shuttle tanker, the Peary Spirit, in its consolidated financial statements effective October 1, 2010. On that date, Peary Spirit LLC became a VIE and the Partnership became its primary beneficiary upon the Partnership’s agreement to acquire all of Teekay Corporation’s interests in Peary Spirit LLC. Upon the Partnership’s acquisition of Peary Spirit LLC on August 2, 2011, which coincided with the commencement of the time-charter contract for the Peary Spirit, Peary Spirit LLC was no longer a VIE. Subsequent to the acquisition of the Peary Spirit LLC, this vessel company continues to be consolidated as we hold voting control.

b)	During 2010, an unrelated party contributed a shuttle tanker to a subsidiary of the Partnership for a 33% equity interest in the subsidiary. The non-controlling interest owner in the subsidiary holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at June 30, 2012.

c)	The Partnership may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Partnership believes that any adverse outcome, individually or in the aggregate, of any existing claims would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers or Teekay Corporation.

On November 13, 2006, the Partnership’s shuttle tanker, the Navion Hispania, collided with the Njord Bravo, an FSO unit, while preparing to load an oil cargo from the Njord Bravo. The Njord Bravo services the Njord field, which is operated by Statoil Petroleum AS (or Statoil) and is located off the Norwegian coast. At the time of the incident, Statoil was chartering the Navion Hispania from the Partnership. The Navion Hispania and the Njord Bravo both incurred damages as a result of the collision. In November 2007, Navion Offshore Loading AS (or NOL), a subsidiary of the Partnership, and two subsidiaries of Teekay Corporation were named as co-defendants in a legal action filed by Norwegian Hull Club (the hull and machinery insurers of the Njord Bravo) and various licensees in the Njord field (or the Plaintiffs). The claim sought damages for vessel repairs, expenses for a replacement vessel and other amounts related to production stoppage on the field, totaling NOK 213,000,000 (approximately $36 million). The matter was heard before the Stavanger District Court in December 2011. The court found that NOL is liable for damages to the Plaintiffs, but excluded a large part of the indirect or consequential losses from the liability. The court also found that Statoil ASA is liable for the same amount of damages to NOL. The parties have appealed the decision of the court. As a result of the judgment, as at December 31, 2011 and June 30, 2012, the Partnership has recognized a liability of NOK 76,000,000 (approximately $12.8 million, which is a reduced amount in accordance with the court’s decision to exclude a large part of the indirect or consequential losses) and a corresponding receivable from Statoil recorded in other liabilities and other assets, respectively.

The Partnership believes the likelihood of any losses relating to the claim is remote. The Partnership believes that the charter contract relating to the Navion Hispania requires that Statoil be responsible and indemnify the Partnership for all losses relating to the damage to the Njord Bravo. The Partnership and Teekay Corporation also maintain protection and indemnity insurance for damages to the Navion Hispania and insurance for collision-related costs and claims. The Partnership believes that these insurance policies will cover the costs related to this incident, including any costs not indemnified by Statoil, subject to standard deductibles. In addition, Teekay Corporation has agreed to indemnify the Partnership for any losses it may incur in connection with this incident.

d)	In June 2011, the Partnership entered into a new long-term contract with a subsidiary of BG Group plc (or BG) to provide shuttle tanker services in Brazil. The contract with BG will be serviced by four newbuilding shuttle tankers to be constructed by Samsung Heavy Industries in South Korea for a total cost of approximately $446 million (excluding capitalized interest and miscellaneous construction costs). As at June 30, 2012, payments made towards these commitments totaled $66.9 million and the remaining payments required to be made under these newbuilding contracts were $55.8 million (2012) and $323.3 million (2013). Upon their scheduled delivery in mid to late 2013, the vessels will commence operations under 10-year, fixed-rate time-charter-out contracts. The contract with BG also includes certain extension options and vessel purchase options exercisable by the charterer.

e)	On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price is subject to adjustment for up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition (see note 3).

Partners' Equity and Net Income Per Common Unit	6 Months Ended
Jun. 30, 2012
Partners' Equity and Net Income Per Common Unit [Abstract]
Partners' Equity and Net Income Per Common Unit
12.	Partners’ Equity and Net Income Per Common Unit

At June 30, 2012, 68.3% of the Partnership’s common units outstanding were held by the public. The remaining common units, as well as the 2% general partner interest, were held by a subsidiary of Teekay Corporation.

Net Income Per Common Unit

Net income per common unit is determined by dividing net income, after deducting the non-controlling interest and the General Partner’s interest, by the weighted-average number of common units outstanding during the applicable period.

The General Partner’s and common unitholders’ interests in net income are calculated as if all net income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Partnership’s board of directors to provide for the proper conduct of the Partnerships’ business, including reserves for maintenance and replacement capital expenditures and anticipated capital requirements. Unlike available cash, net income is affected by non-cash items such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency translation gains and losses.

During the quarters ended June 30, 2012 and 2011, cash distributions exceeded $0.4025 per common unit and, consequently, the assumed distributions of net income resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income for the purposes of the net income per common unit calculation. For more information on the increasing percentages to calculate the General Partner’s interest in net income refer to the Partnership’s Annual Report on Form 20-F.

Pursuant to the partnership agreement, allocations to partners are made on a quarterly basis.

Loss on Sale and Write-down of Vessels	6 Months Ended
Jun. 30, 2012
Loss on Sale and Write-down of Vessels [Abstract]
Loss on Sale and Write-down of Vessels
13.	Loss on Sale and Write-down of Vessels

During the three months ended June 30, 2012 the Partnership sold one of its conventional tankers for gross proceeds of $9.8 million, resulting in a loss of $2.2 million. The Partnership also received a fee from Teekay Corporation of $14.7 million relating to the early termination of the time-charter contract associated with this vessel.

During the three months ended June 30, 2012, the Partnership decided to sell a 1992-built shuttle tanker and thus wrote down the carrying value of the vessel to fair value, which was the estimated sale price of the vessel. The Partnership subsequently sold the vessel in early August 2012. The Partnership’s consolidated statement of (loss) income for the three and six months ended June 30, 2012 includes a $1.0 million write-down related to this vessel. The write-down is included within the Partnership’s shuttle tanker segment.

During the six months ended June 30, 2011, the Partnership determined that a 1993-built conventional tanker was impaired and wrote down the carrying value of the vessel to fair value, which was the estimated sale price of the vessel, due to a change in the operating plan for the vessel and a general decline in the fair market value of vessels. The Partnership’s consolidated statement of (loss) income for the three and six months ended June 30, 2011 includes write-downs of $8.2 million and $9.1 million, respectively, related to this vessel. The write-downs are included within the Partnership’s conventional tanker segment.

Change in Accounting Estimate	6 Months Ended
Jun. 30, 2012
Change in Accounting Estimate [Abstract]
Change in Accounting Estimate
14.	Change in Accounting Estimate

Effective January 1, 2012, the Partnership reduced the estimated useful life of six of its older shuttle tankers from 25 years to 20 years. As a result of the change in useful life, the Partnership increased its estimate of the residual value of these vessels to reflect the more recent average scrap prices. As a result, depreciation and amortization expense has increased by $3.7 million and $7.1 million, respectively, and net income attributable to partners has decreased by $2.7 million, or $0.04 per unit, and $5.3 million, or $0.07 per unit, respectively, for the three and six months ended June 30, 2012.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

Private Placement

In July 2012, the Partnership issued 1.7 million common units to a group of institutional investors for net proceeds, including the General Partner’s 2% proportionate capital contribution, of $45.9 million. Upon completion of the private placement, the Partnership had 73.8 million common units outstanding. The Partnership will use the proceeds from the issuance of common units to partially finance the shipyard instalments for four Suezmax newbuilding shuttle tankers. Following the private placement, Teekay Corporation holds a 32.30% interest in the Partnership, including its 2% General Partner interest.

Adoption of New Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Adoption of New Accounting Policies [Abstract]
Fair Value Measurement

In January 2012, the Partnership adopted an amendment to Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this standard did not have an impact on the Partnership’s consolidated financial statements other than the disclosures as presented in note 3 – Financial Instruments.

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments [Abstract]
Estimated fair value of financial instruments that are measured at fair value on a recurring basis

		June 30, 2012		December 31, 2011
		Carrying	Fair	Carrying	Fair
	Fair Value	Amount	Value	Amount	Value
	Hierarchy	Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level	$	$	$	$
Recurring:
Cash and cash equivalents	Level 1	179,462	179,462	179,934	179,934
Contingent consideration	Level 3	(10,690)	(10,690)	(10,894)	(10,894)
Derivative instruments (note 9)
Interest rate swap agreements	Level 2	(313,733)	(313,733)	(297,979)	(297,979)
Cross currency swap agreement	Level 2	(201)	(201)	2,677	2,677
Foreign currency forward contracts	Level 2	(534)	(534)	(1,078)	(1,078)

Non-Recurring:
Vessels held for sale	Level 2	6,930	6,930	19,000	19,000
Vessels and equipment	Level 2	—	—	42,848	42,848

Other:
Long-term debt (note 5)	Level 2	(1,995,441)	(1,873,427)	(2,029,076)	(1,901,079)

Changes in fair value for the Partnership's contingent consideration liability measured on a recurring basis using significant unobservable inputs (Level 3)

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
	$	$	$	$
Fair value at beginning of period	(10,348)	—	(10,894)	—
Unrealized gains (loss) included in Other income—net	(342)	—	204	—

Fair value at end of period	(10,690)	—	(10,690)	—

Summary of the Partnership's Financing Receivables

	Credit Quality Indicator	Grade	June 30, 2012 $	December 31, 2011 $
Direct financing leases	Payment activity	Performing	41,177	50,306

Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Results for these segments for the periods presented in these consolidated financial statements

	Shuttle Tanker Segment		Conventional Tanker Segment		FSO Segment		FPSO Segment		Total
	Three Months Ended June 30,
	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $
Revenues	143,747	139,183	36,306	37,454	14,781	14,947	56,317	42,561	251,151	234,145
Voyage expenses	32,150	25,712	5,650	6,539	—	321	—	—	37,800	32,572
Vessel operating expenses	33,341	42,109	4,366	6,012	6,519	7,411	25,854	19,665	70,080	75,197
Time-charter hire expense	12,969	18,182	—	—	—	—	—	—	12,969	18,182
Depreciation and amortization	31,944	28,704	3,331	5,557	2,001	2,991	12,727	8,911	50,003	46,163
General and administrative (1)	11,709	13,197	1,098	758	919	1,242	4,963	2,960	18,689	18,157
Loss on sale and write-down of vessels	1,048	—	2,221	8,194	—	—	—	—	3,269	8,194

Income from vessel operations	20,586	11,279	19,640	10,394	5,342	2,982	12,773	11,025	58,341	35,680

	Shuttle Tanker Segment		Conventional Tanker Segment		FSO Segment		FPSO Segment		Total
	Six Months Ended June 30,
	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $
Revenues	288,674	277,415	63,193	73,217	29,806	32,438	114,076	84,846	495,749	467,916
Voyage expenses	59,305	44,740	14,636	12,685	340	612	—	—	74,281	58,037
Vessel operating expenses	69,966	82,894	9,815	11,837	13,386	16,559	47,920	39,037	141,087	150,327
Time-charter hire expense	26,586	38,452	—	—	—	—	—	—	26,586	38,452
Depreciation and amortization	63,315	56,136	6,587	11,602	4,259	6,172	25,453	17,823	99,614	91,733
General and administrative (1)	23,512	25,679	3,310	2,507	1,892	2,305	10,111	6,396	38,825	36,887
Loss on sale and write-down of vessels	1,048	—	2,221	9,094	—	171	—	—	3,269	9,265
Restructuring charge	—	1,227	—	—	—	2,697	—	—	—	3,924

Income from vessel operations	44,942	28,287	26,624	25,492	9,929	3,922	30,592	21,590	112,087	79,291

Reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets

	June 30, 2012	December 31, 2011
	$	$
Shuttle tanker segment	1,788,296	1,805,639
Conventional tanker segment	203,956	223,388
FSO segment	91,192	101,422
FPSO segment	773,601	786,391
Unallocated:
Cash and cash equivalents	179,462	179,934
Other assets	38,150	47,955

Consolidated total assets	3,074,657	3,144,729

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt

	June 30, 2012	December 31, 2011
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	1,015,453	1,246,360
Norwegian Kroner Bonds due in 2013 and 2017	201,386	100,417
U.S. Dollar-denominated Term Loans due through 2018	226,462	238,867
U.S. Dollar-denominated Term Loans due through 2023	552,140	443,432

Total	1,995,441	2,029,076
Less current portion	261,272	229,365

Long-term portion	1,734,169	1,799,711

Other Income-Net (Tables)	6 Months Ended
Jun. 30, 2012
Other (loss) Income-net [Abstract]
Other (Loss) Income - Net

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Volatile organic compound emissions plant lease income	315	821	774	1,782
Miscellaneous	(434)	338	532	687

Other (loss) income – net	(119)	1,159	1,306	2,469

Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions and Balances [Abstract]
Revenues (expenses) from such related party transactions

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Revenues (1)	42,982	45,813	73,352	88,101
Vessel operating expenses (2)	(1,240)	(1,626)	(2,977)	(2,882)
General and administrative (3)(4)(5)	(14,318)	(15,456)	(30,513)	(30,144)
Interest expense (6)	(112)	—	(166)	—

Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities [Abstract]
Foreign currency forward contracts

	Contract Amount	Fair Value /Carrying
	in Foreign	Amount of Asset/(Liability)		Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)		Forward	2012	2013
	(thousands)	Hedge	Non-hedge	Rate (1)	(in thousands of U.S. Dollars)
Norwegian Kroner	499,000	(209)	(271)	5.96	50,908	32,848
British Pound	5,290	—	59	0.64	5,925	2,322
Euro	3,025	—	(113)	0.77	1,571	2,382

		(209)	(325)		58,404	37,552

Summary of cross currency swap agreement

								Fair Value /
								Carrying	Weighted-
Principal	Principal	Floating Rate Receivable		Floating Rate Payable				Amount of	Average
Amount	Amount	Reference		Reference			Fixed Rate	Asset	Remaining
NOK	USD	Rate	Margin	Rate		Margin	Payable	(Liability)	Term (years)
600,000	98,500	NIBOR	4.75%	LIBOR	(1)	5.04%		2,775	1.3
600,000	101,400	NIBOR	5.75%				7.49%	(2,976)	4.5

								(201)

Interest rate swap agreements

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%)(1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	900,000	(236,553)	12.0	4.7
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	529,704	(76,298)	7.3	4.0
U.S. Dollar-denominated interest rate swap (2)(4)	LIBOR	98,500	(882)	1.4	1.1

		1,528,204	(313,733)

Location and fair value amounts of derivative instruments

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	Receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2012
Foreign currency contracts – cash flow hedges	—	309	—	—	(518)	—
Foreign currency contracts – not designated as hedges	—	1,085	—	—	(1,369)	(41)
Cross currency swap—not designated as hedges	244	1,815	1,248	—	—	(3,508)
Interest rate swaps – not designated as hedges	—	—	—	(9,081)	(47,480)	(257,172)

	244	3,209	1,248	(9,081)	(49,367)	(260,721)

As at December 31, 2011
Foreign currency contracts – cash flow hedges	—	549	—	—	(448)	(145)
Foreign currency contracts – not designated as hedges	—	2,192	2	—	(2,532)	(696)
Cross currency swap—not designated as hedges	225	1,577	875	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(10,406)	(43,416)	(244,157)

	225	4,318	877	(10,406)	(46,396)	(244,998)

Effective portion of gains (losses) on foreign currency contracts

Three Months Ended June 30, 2012				Three Months Ended June 30, 2011
Balance Sheet				Balance Sheet
(AOCI)	Statement of Loss			(AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
(653)	—	—	Vessel operating expenses	1,029	174	(83)	Vessel operating expenses
	86	(254)	General and administrative expenses		572	69	General and administrative expenses

(653)	86	(254)		1,029	746	(14)

Six Months Ended June 30, 2012				Six Months Ended June 30, 2011
Balance Sheet				Balance Sheet
(AOCI)	Statement of Income			(AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
336	—	—	Vessel operating expenses	3,012	781	(267)	Vessel operating expenses
	266	(234)	General and administrative expenses		730	199	General and administrative expenses

336	266	(234)		3,012	1,511	(68)

Effect of the (losses) gain on derivatives

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(14,338)	(13,769)	(29,345)	(27,471)
Foreign currency forward contracts	437	1,204	1,635	1,622

	(13,901)	(12,565)	(27,710)	(25,849)

Unrealized (losses) gains relating to:
Interest rate swaps	(41,842)	(26,969)	(17,079)	(6,204)
Foreign currency forward contracts	(4,574)	814	711	4,173

	(46,416)	(26,155)	(16,368)	(2,031)

Total realized and unrealized losses on non-designated derivative instruments	(60,317)	(38,720)	(44,078)	(27,880)

Effect of gain (loss) on cross currency swaps on consolidated statements of (loss) income

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Realized gains	696	777	1,690	1,444
Unrealized (losses) gains	(10,776)	3,135	(2,897)	9,363

Total realized and unrealized (losses) gains on cross currency swaps	(10,080)	3,912	(1,207)	10,807

Income Tax (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax [Abstract]
Components of the provision for income taxes

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Current	1,914	(357)	552	(1,841)
Deferred	32	(2,680)	(91)	(3,849)

Income tax recovery (expense)	1,946	(3,037)	461	(5,690)

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Recurring:
Cash and cash equivalents	$ 179,462	$ 179,934	$ 158,644	$ 166,483
Derivative instruments (note 9)
Fair Value /Carrying Amount of Assets (Liability)	(313,733)
Fair value/ Carrying Amount of Assets (Liability)	(201)
Other:
Long-term debt	(1,995,441)	(2,029,076)
Level 1 [Member] | Carrying Amount [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	179,462	179,934
Level 1 [Member] | Fair Value [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	179,462	179,934
Level 3 [Member] | Carrying Amount [Member] | Recurring [Member]
Recurring:
Contingent consideration	(10,690)	(10,894)
Level 3 [Member] | Fair Value [Member] | Recurring [Member]
Recurring:
Contingent consideration	(10,690)	(10,894)
Level 2 [Member] | Carrying Amount [Member]
Other:
Long-term debt	(1,995,441)	(2,029,076)
Level 2 [Member] | Carrying Amount [Member] | Recurring [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 9)
Fair Value /Carrying Amount of Assets (Liability)	(313,733)	(297,979)
Level 2 [Member] | Carrying Amount [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 9)
Fair value/ Carrying Amount of Assets (Liability)	(201)	2,677
Level 2 [Member] | Carrying Amount [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments (note 9)
Fair Value /Carrying Amount of Assets (Liability)	(534)	(1,078)
Level 2 [Member] | Carrying Amount [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	6,930	19,000
Vessels and equipment		42,848
Level 2 [Member] | Fair Value [Member]
Other:
Long-term debt	(1,873,427)	(1,901,079)
Level 2 [Member] | Fair Value [Member] | Recurring [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 9)
Fair Value /Carrying Amount of Assets (Liability)	(313,733)	(297,979)
Level 2 [Member] | Fair Value [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 9)
Fair value/ Carrying Amount of Assets (Liability)	(201)	2,677
Level 2 [Member] | Fair Value [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments (note 9)
Fair Value /Carrying Amount of Assets (Liability)	(534)	(1,078)
Level 2 [Member] | Fair Value [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	6,930	19,000
Vessels and equipment		$ 42,848

Financial Instruments (Details 1) (Contingent consideration [Member], Scott Spirit [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Contingent consideration [Member] | Scott Spirit [Member]
Changes in fair value for the Partnership's contingent consideration liability measured on a recurring basis using significant unobservable inputs (Level 3)
Fair value at beginning of period	$ (10,348)		$ (10,894)
Unrealized gains (loss) included in Other income - net	(342)		204
Fair value at end of period	$ (10,690)		$ (10,690)

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Summary of the Partnership's Financing Receivables
Direct financing leases	$ 41,177	$ 50,306

Financial Instruments (Details Textual) (Scott Spirit [Member], USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Oct. 01, 2011
Fair Value Measurements (Textual) [Abstract]
Estimated fair value of the consideration liability based upon new ship days, number of days	566 days	787 days
Estimated fair value of the consideration liability based upon new ship days, average daily hire rate	$ 57,820	$ 53,043
Payout amount as provided for in the contingent consideration formula			12,000,000
Estimated increase in the daily rate for existing ship days	15,000
Existing ship days used to determine increase in daily rate used to estimate fair value of the consideration liability	497 days
Maximum [Member]
Fair Value Measurements (Textual) [Abstract]
Payout amount as provided for in the contingent consideration formula			12,000,000
Minimum [Member]
Fair Value Measurements (Textual) [Abstract]
Payout amount as provided for in the contingent consideration formula			$ 0

Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	$ 251,151	$ 234,145	$ 495,749	$ 467,916
Voyage expenses	37,800	32,572	74,281	58,037
Vessel operating expenses	70,080	75,197	141,087	150,327
Time-charter hire expense	12,969	18,182	26,586	38,452
Depreciation and amortization	50,003	46,163	99,614	91,733
General and administrative	18,689	18,157	38,825	36,887
Loss on sale and write-down of vessels	3,269	8,194	3,269	9,265
Restructuring charge				3,924
Income from vessel operations	58,341	35,680	112,087	79,291
Shuttle Tanker Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	143,747	139,183	288,674	277,415
Voyage expenses	32,150	25,712	59,305	44,740
Vessel operating expenses	33,341	42,109	69,966	82,894
Time-charter hire expense	12,969	18,182	26,586	38,452
Depreciation and amortization	31,944	28,704	63,315	56,136
General and administrative	11,709	13,197	23,512	25,679
Loss on sale and write-down of vessels	1,048		1,048
Restructuring charge				1,227
Income from vessel operations	20,586	11,279	44,942	28,287
Conventional Tanker Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	36,306	37,454	63,193	73,217
Voyage expenses	5,650	6,539	14,636	12,685
Vessel operating expenses	4,366	6,012	9,815	11,837
Time-charter hire expense
Depreciation and amortization	3,331	5,557	6,587	11,602
General and administrative	1,098	758	3,310	2,507
Loss on sale and write-down of vessels	2,221	8,194	2,221	9,094
Restructuring charge
Income from vessel operations	19,640	10,394	26,624	25,492
FSO Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	14,781	14,947	29,806	32,438
Voyage expenses		321	340	612
Vessel operating expenses	6,519	7,411	13,386	16,559
Time-charter hire expense
Depreciation and amortization	2,001	2,991	4,259	6,172
General and administrative	919	1,242	1,892	2,305
Loss on sale and write-down of vessels				171
Restructuring charge				2,697
Income from vessel operations	5,342	2,982	9,929	3,922
FPSO Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	56,317	42,561	114,076	84,846
Vessel operating expenses	25,854	19,665	47,920	39,037
Time-charter hire expense
Depreciation and amortization	12,727	8,911	25,453	17,823
General and administrative	4,963	2,960	10,111	6,396
Loss on sale and write-down of vessels
Restructuring charge
Income from vessel operations	$ 12,773	$ 11,025	$ 30,592	$ 21,590

Segment Reporting (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Cash and cash equivalents	$ 179,462	$ 179,934	$ 158,644	$ 166,483
Total assets	3,074,657	3,144,729
Shuttle Tanker Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Total assets	1,788,296	1,805,639
Conventional Tanker Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Total assets	203,956	223,388
FSO Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Total assets	91,192	101,422
FPSO Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Total assets	773,601	786,391
Cash and Cash Equivalents Segments [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Cash and cash equivalents	179,462	179,934
Other Assets Segments [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Other assets	$ 38,150	$ 47,955

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt
Total	$ 1,995,441	$ 2,029,076
Less current portion	261,272	229,365
Long- term Portion	1,734,169	1,799,711
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Long-Term Debt
Total	1,015,453	1,246,360
Norwegian Kroner Bond due in 2013 and 2017 [Member]
Long-Term Debt
Total	201,386	100,417
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Long-Term Debt
Total	226,462	238,867
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Long-Term Debt
Total	$ 552,140	$ 443,432

Long-Term Debt (Details Textual)	6 Months Ended							6 Months Ended															6 Months Ended
	Jun. 30, 2012 USD ($) Vessel CreditFacility	Nov. 30, 2013	Dec. 31, 2011 USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner Bond due in 2013 and 2017 [Member] USD ($)	Dec. 31, 2011 Norwegian Kroner Bond due in 2013 and 2017 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner Bond due in 2017 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner Bond due in 2017 [Member] NOK	Jan. 18, 2012 Norwegian Kroner Bond due in 2017 [Member] NOK	Jun. 30, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2012 Parent [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Jun. 30, 2012 Parent [Member] U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 JV Partner [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Jun. 30, 2012 Partnership [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Jun. 30, 2012 Partnership [Member] U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Five Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 One Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Two Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Norwegian Kroner Bond due in 2017 [Member]
Long Term Debt (Additional Textual) [Abstract]
Maintain the greater of a minimum liquidity for revolving credit facility																							$ 75,000,000	$ 50,000,000	$ 50,000,000
Minimum Percentage to Maintaining for Revolving Credit Facility																							5.00%	5.00%	5.00%
Guaranteed term loans																		42,600,000	455,300,000	70,700,000	113,202,000	96,800,000
Range of Credit Facility Margin																3.25%	0.30%
Interest rate swap to swap the interest payments																										1.12%	7.49%
Outstanding term loans due through 2018 and 2023	1,995,441,000		2,029,076,000	1,015,453,000	1,246,360,000	201,386,000	100,417,000					226,462,000	238,867,000	552,140,000	443,432,000						226,500,000	552,100,000
Debt instrument transfer of principal amount								98,500,000	101,400,000
Senior unsecured bonds maturity								Nov 1, 2013	Jan 1, 2017
Interest payments on the bonds based on NIBOR plus		4.75%							5.75%
The floating LIBOR rate receivable	3.50%
Fixed based rate from interest rate cap	1.12%
LIBOR rate exemption from fixed based rate interest rate cap	3.50%
Effective reduction rate should rate exceed libor rate	2.38%
Senior unsecured bonds issued								100,700,000	100,700,000	600,000,000	600,000,000
Debt Issuance Cost	0								0
Long-Term Debt (Textual) [Abstract]
Revolving credit facilities borrowing capacity	1,163,400,000
Undrawn amount of revolving credit facility	148,000,000
Amount reduced under revolving credit facilities, 2012	93,000,000
Amount reduced under revolving credit facilities, 2013	323,000,000
Amount reduced under revolving credit facilities, 2014	659,400,000
Amount reduced under revolving credit facilities, 2015	17,500,000
Amount reduced under revolving credit facilities, 2016	26,000,000
Amount reduced under revolving credit facilities, thereafter	59,300,000
Final repayment of credit facility guaranteed	65,000,000
Interest payments on the bonds based on NIBOR plus		4.75%							5.75%
Interest payments on the bonds based on LIBOR plus		5.04%
Number of vessels	33
Partnership's subsidiaries	6
Partnership interest owned in subsidiaries	50.00%
Share of Outstanding Vessels Debt for 50% owned Subsidiaries	50.00%
Partnership's subsidiaries	5
Final Repayment	29,100,000
Interest Payments Description	LIBOR plus a margin.
weighted-average effective interest rate	2.10%		1.70%
Aggregate principal repayments, 2012	114,500,000
Aggregate principal repayments, 2013	373,200,000
Aggregate Principal Repayments, 2014	818,800,000
Aggregate Principal Repayments, 2015	85,100,000
Aggregate Principal Repayments, 2016	80,900,000
Aggregate Principal Repayments, thereafter	$ 522,900,000

Restructuring Charge (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011 Vessel	Dec. 31, 2011
Restructuring Charge (Textual) [Abstract]
Number of Vessels Include in Reflagging		2
Accrued Restructuring liabilities			$ 0
Restructuring charge		$ 3,924

Other (loss) Income-Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Other (Loss) Income - Net
Volatile organic compound emissions plant lease income	$ 315	$ 821	$ 774	$ 1,782
Miscellaneous	(434)	338	532	687
Other (Loss) Income - Net	$ (119)	$ 1,159	$ 1,306	$ 2,469

Related Party Transactions and Balances (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues (expenses) from such related party transactions
Revenues	$ 42,982	$ 45,813	$ 73,352	$ 88,101
Vessel operating expenses	(1,240)	(1,626)	(2,977)	(2,882)
General and administrative	(14,318)	(15,456)	(30,513)	(30,144)
Interest expense	$ (112)		$ (166)

Related Party Transactions and Balances (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012 Tanker	Jun. 30, 2011	Jun. 30, 2012 FsoUnits Tanker	Jun. 30, 2011	Dec. 31, 2011	Mar. 08, 2011
Related Party Transactions and Balances (Textual) [Abstract]
Percentage of shares acquired in entity under common control						49.00%
Portion of Purchase price paid in cash						$ 175
Distributions made by acquired entity to non-controlling interest before acquisition						15
Private placement, amount issued						7.6
Percentage of proportionate interest in general partner						2.00%
Percentage of ownership in acquired entity after acquisition						100.00%
Historical book value of interest in acquired entity						128
Net amount of equity contributions (distributions)						258.3
Number of Conventional Tankers	6		6
Number of Shuttle Tankers	2		2
Number of FSO Units of Partnership	2		2
Number of Conventional Tankers with joint venture	2		2
Percentage of interest in joint venture			50.00%
Termination Fee Received	14.7		14.7
Reimbursement of costs incurred by general partner	0.1	0.3	0.4	0.5
Management Fees from Ship Management Services Provided by the Partnership	1.4	1.1	2.3	2.1
Due from affiliates total	7.8		7.8		6.1
Due to affiliates, total	$ 40.3		$ 40.3		$ 39.7

Derivative Instruments and Hedging Activities (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Norwegian Kroner [member] USD ($)	Jun. 30, 2012 Norwegian Kroner [member] NOK	Jun. 30, 2012 British Pound [Member] USD ($)	Jun. 30, 2012 British Pound [Member] GBP (£)	Jun. 30, 2012 Euro [Member] USD ($)	Jun. 30, 2012 Euro [Member] EUR (€)
Foreign currency forward contracts
Contract Amount in Foreign Currency			499,000		£ 5,290		€ 3,025
Fair Value / Carrying Amount of Asset/(Liability) Hedge	(209)	(209)
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	(325)	(271)		59		(113)
Average Forward Rate		5.96	5.96	0.64	0.64	0.77	0.77
Expected Maturity Current	58,404	50,908		5,925		1,571
Expected Maturity next fiscal year	$ 37,552	$ 32,848		$ 2,322		$ 2,382

Derivative Instruments and Hedging Activities (Details 1) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Cross currency swap agreement [Member]	Jun. 30, 2012 Cross currency swap agreement [Member] Maturing in 2013 [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement [Member] Maturing in 2013 [Member] NOK	Jun. 30, 2012 Cross currency swap agreement [Member] Maturing in 2017 [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement [Member] Maturing in 2017 [Member] NOK
Cross currency swaps
Principal Amount	$ 1,528,204		$ 98,500	600,000	$ 101,400	600,000
Floating Rate Receivable Reference Rate			NIBOR	NIBOR	NIBOR	NIBOR
Floating Rate Receivable Reference Margin			4.75%	4.75%	5.75%	5.75%
Floating Rate Payable Reference Rate			LIBOR	LIBOR
Floating rate payable margin			5.04%	5.04%
Fixed Rate Payable		1.10%			7.49%	7.49%
Fair value/ Carrying Amount of Assets (Liability)	$ (201)		$ 2,775		$ (2,976)
Weighted-Average Remaining Term (years)			1.3	1.3	4.5	4.5

Derivative Instruments and Hedging Activities (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Interest rate swap agreements
Principal Amount	$ 1,528,204
Fair Value /Carrying Amount of Assets (Liability)	(313,733)
U.S. Dollar-denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	900,000
Fair Value /Carrying Amount of Assets (Liability)	(236,553)
Weighted-Average Remaining Term (years)	12.0
Fixed Interest rate	4.70%
U.S. Dollar-denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	529,704
Fair Value /Carrying Amount of Assets (Liability)	(76,298)
Weighted-Average Remaining Term (years)	7.3
Fixed Interest rate	4.00%
U.S. Dollar-denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	98,500
Fair Value /Carrying Amount of Assets (Liability)	$ (882)
Weighted-Average Remaining Term (years)	1.4
Fixed Interest rate	1.10%

Derivative Instruments and Hedging Activities (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Location and fair value amounts of derivative instruments
Accounts Receivable	$ 244	$ 225
Current portion of derivative assets	3,209	4,318
Derivative assets	1,248	877
Accrued liabilities	(9,081)	(10,406)
Current portion of derivative liabilities	(49,367)	(46,396)
Derivative Liabilities	(260,721)	(244,998)
Foreign currency contracts - cash flow hedges [Member]
Location and fair value amounts of derivative instruments
Current portion of derivative assets	309	549
Current portion of derivative liabilities	(518)	(448)
Derivative Liabilities		(145)
Foreign currency contracts - cash flow hedges [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Current portion of derivative assets	1,085	2,192
Derivative assets		2
Current portion of derivative liabilities	(1,369)	(2,532)
Derivative Liabilities	(41)	(696)
Cross currency swap - not designated as hedges [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Accounts Receivable	244	225
Current portion of derivative assets	1,815	1,577
Derivative assets	1,248	875
Derivative Liabilities	(3,508)
Interest rate swap agreements [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Accrued liabilities	(9,081)	(10,406)
Current portion of derivative liabilities	(47,480)	(43,416)
Derivative Liabilities	$ (257,172)	$ (244,157)

Derivative Instruments and Hedging Activities (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Effective portion of gains (losses) on foreign currency contracts
Balance Sheet (AOCI) Effective Portion	$ (653)	$ 1,029	$ 336	$ 3,012
Statement of (Loss) Income Effective Portion	86	746	266	1,511
Statement of (Loss) Income Ineffective Portion	(254)	(14)	(234)	(68)
Vessel Operating Expenses [Member]
Effective portion of gains (losses) on foreign currency contracts
Statement of (Loss) Income Effective Portion		174		781
Statement of (Loss) Income Ineffective Portion		(83)		(267)
General and administrative expenses [Member]
Effective portion of gains (losses) on foreign currency contracts
Statement of (Loss) Income Effective Portion	86	572	266	730
Statement of (Loss) Income Ineffective Portion	(254)	69	(234)	199
Balance Sheet [Member]
Effective portion of gains (losses) on foreign currency contracts
Balance Sheet (AOCI) Effective Portion	$ (653)	$ 1,029	$ 336	$ 3,012

Derivative Instruments and Hedging Activities (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (13,901)	$ (12,565)	$ (27,710)	$ (25,849)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(46,416)	(26,155)	(16,368)	(2,031)
Total realized and unrealized gains (losses) on non-designated derivative instruments	(60,317)	(38,720)	(44,078)	(27,880)
Interest rate swap [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(14,338)	(13,769)	(29,345)	(27,471)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(41,842)	(26,969)	(17,079)	(6,204)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	437	1,204	1,635	1,622
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (4,574)	$ 814	$ 711	$ 4,173

Derivative Instruments and Hedging Activities (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Gain (Loss) on Cross Currency Swaps
Unrealized (losses) gains			$ (19,499)	$ 7,264
Total realized and unrealized (losses) gains on cross currency swaps	(10,080)	3,912	(1,207)	10,807
Cross currency swap agreement [Member]
Gain (Loss) on Cross Currency Swaps
Realized gains	696	777	1,690	1,444
Unrealized (losses) gains	$ (10,776)	$ 3,135	$ (2,897)	$ 9,363

Derivative Instruments and Hedging Activities (Details Textual) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Foreign Exchange Risk (Textual) [Abstract]
Libor rate receivable cap	3.50%
Interest Rate Risk [Abstract]
Fixed based rate from interest rate cap	1.12%
Effective reduction rate should rate exceed libor rate	2.38%
Cross currency swap agreement [Member]
Foreign Exchange Risk (Textual) [Abstract]
Fixed Interest rate	1.10%
Interest rate swap [Member]
Foreign Exchange Risk (Textual) [Abstract]
Libor rate receivable cap	3.50%
Net gain on foreign currency forward contracts	(0.5)
Maximum [Member] | Interest rate swap [Member]
Interest Rate Swap [Abstract]
Partnership pays variable-rate debt	3.25%
Minimum [Member] | Interest rate swap [Member]
Interest Rate Swap [Abstract]
Partnership pays on its variable-rate debt	0.30%

Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Components of the provision for income taxes
Current	$ 1,914	$ (357)	$ 552	$ (1,841)
Deferred	32	(2,680)	(91)	(3,849)
Income tax recovery (expense)	$ 1,946	$ (3,037)	$ 461	$ (5,690)

Commitments and Contingencies (Details Textual)	6 Months Ended				6 Months Ended
	Jun. 30, 2012 USD ($) Entity	Jun. 30, 2012 NOK	Dec. 31, 2010	Oct. 01, 2011 Scott Spirit [Member] USD ($)	Jun. 30, 2012 New Building Shuttle Tankers [Member] USD ($)	Jun. 30, 2011 New Building Shuttle Tankers [Member] USD ($) Vehicle
Commitments and Contingencies (Additional Textual) [Abstract]
Aggregate cost of newbuilding tankers						$ 446,000,000
Amount paid during the year					66,900,000
This payment is due within one year					55,800,000
This payment is due within two year					323,300,000
Term of time-charter-out contracts					10 years
Entity acquired ,Purchase price				116,000,000
Purchase price subject to adjustment for up to an additional amount, based upon incremental shuttle tanker revenues				12,000,000
Number of New Building Tankers						4
Commitments and Contingencies (Textual) [Abstract]
Percentage of ownership by Noncontrolling Owners			33.00%
Number of Subsidiaries of entity named as Co-defendants in legal action	2	2
Claim sought for damages	36,000,000	213,000,000
Recognition of liability in accordance with court judgment	$ 12,800,000	76,000,000

Partners' Equity and Net Income Per Common Unit (Details)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 08, 2011
Partners' Equity and Net Income Per Common Unit (Textual) [Abstract]
General partner's interest			2.00%
Partners' Equity and Net Income Per Common Unit (Additional Textual) [Abstract]
Percentage of limited partner units outstanding held by public	68.30%
Cash distributions exceeded per unit	0.4025	0.4025
General Partner [Member]
Partners' Equity and Net Income Per Common Unit (Textual) [Abstract]
General partner's interest	2.00%

Loss on Sale and Write-down of Vessels (Details) (USD $)	3 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 1993-built Conventional tanker [Member]	Jun. 30, 2011 1993-built Conventional tanker [Member]	Jun. 30, 2011 1993-built Conventional tanker [Member]	Jun. 30, 2012 1992-built Shuttle tanker [Member]	Jun. 30, 2012 1992-built Shuttle tanker [Member]
Loss on Sale and Write-down of Vessels (Textual) [Abstract]
Write-down of vessel					$ 8,200,000	$ 9,100,000	$ 1,000,000	$ 1,000,000
Proceeds from sale of vessels and equipment	9,800,000	9,485,000	5,054,000
Loss on sale of vessel				2,200,000
Fee Received	$ 14,700,000	$ 14,700,000

Change in Accounting Estimate (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012 Older Shuttle Tankers [Member] Tanker	Dec. 31, 2011 Older Shuttle Tankers [Member]
Change in Accounting Estimate (Textual) [Abstract]
Number of older shuttle tankers whose estimated useful life reduced			6
Estimated useful life			20 years	25 years
Change in Accounting Estimate (Additional Textual) [Abstract]
Increase in depreciation and amortization expense	$ 3.7	$ 7.1
Decrease in net income attributable to partners	$ 2.7	$ 5.3
Decrease in net income attributable to partners, per share amount	$ 0.04	$ 0.07

Subsequent Events (Details Textual) (Issuance of Equity [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended
	Jul. 07, 2012	Jul. 31, 2012	Jul. 07, 2012
Issuance of Equity [Member]
Subsequent Events (Textual) [Abstract]
Number of Common units issued to Institutional Investors	1.7	1.7
Partners capital account proportionate capital contribution percentage	2.00%
Holding company interest private placement	32.30%
Private placement, amount issued	$ 45.9
Partners' Capital Account, Units, Beginning Balance			73.8